Fair Value Measurements (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at October 1, 2016		$ 12,726,722	$ 1,557,789
Change in fair value		2,391,862	11,168,933
Balance			$ 12,726,722
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at October 1, 2016
Issuance of warrants	3,318,644
Change in fair value	810,083
Balance	$ 4,128,727